ALLIANCEBERNSTEIN EXCHANGE RESERVES
ALLIANCEBERNSTEIN EXCHANGE RESERVES
INVESTMENT OBJECTIVE:
The Fund’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A shares on page 11 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A shares on page 44 of the Fund’s Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ALLIANCEBERNSTEIN EXCHANGE RESERVES	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none	none	none	none
[1]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ALLIANCEBERNSTEIN EXCHANGE RESERVES	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	0.75%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.04%	0.05%	0.05%	0.04%	0.06%	0.07%	none
Other Expenses	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Other Expenses	0.08%	0.09%	0.09%	0.08%	0.10%	0.11%	0.04%
Total Annual Fund Operating Expenses	0.62%	1.33%	1.08%	0.32%	0.84%	0.60%	0.28%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ALLIANCEBERNSTEIN EXCHANGE RESERVES (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	63	535	210	33	86	61	29
After 3 Years	199	621	343	103	268	192	90
After 5 Years	346	729	595	180	466	335	157
After 10 Years	774	1,406	1,317	406	1,037	750	356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption ALLIANCEBERNSTEIN EXCHANGE RESERVES (USD $)	CLASS B	CLASS C
After 1 Year	135	110
After 3 Years	421	343
After 5 Years	729	595
After 10 Years	1,406	1,317

PRINCIPAL STRATEGIES:
The Fund is a “money market fund” that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share, although there is no guarantee that the Fund will maintain an NAV of $1.00 per share. The Fund invests in a portfolio of high-quality, U.S. Dollar-denominated money market securities.

The Fund may invest in:
  marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities;
  certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;
  high-quality commercial paper (or, if not rated, commercial paper determined by the Adviser to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;
  adjustable rate obligations;
  asset-backed securities;
  restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and
  repurchase agreements that are fully collateralized.
The Fund may invest up to 25% of its net assets in money market instruments issued by foreign branches of foreign banks.

As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission (“Commission”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets, respectively, in daily liquid assets and weekly liquid assets as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.
PRINCIPAL RISKS:
  MONEY MARKET FUND RISK: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  The Commission recently proposed significant changes to Rule 2a-7 that are intended to reform the regulation and operation of money market funds. The proposals included, among other things, requirements that some or all funds maintain a floating NAV and impose liquidity fees on redemptions, under certain circumstances, with optional suspensions of redemptions. The proposed reforms would result in increased costs and compliance and operational burdens for most money market funds and could adversely affect returns.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund’s investments in short-term securities. A decline in interest rates will affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, if interest rates remain low for an extended period of time, the Fund may have difficulties in maintaining a positive yield, paying expenses out of the Fund’s assets, or maintaining a stable $1.00 NAV.
  CREDIT RISK: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). Credit quality can change rapidly in certain market environments and the default of a single holding could have the potential to cause significant NAV deterioration.
  FOREIGN (NON-U.S.) RISK: Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  the Fund’s average annual returns for one, five and ten years.
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund’s: BEST QUARTER WAS UP 1.21%, IN THE 3RD QUARTER, 2006; AND WORST QUARTER WAS 0.00%, IN THE 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2013)
Average Annual Total Returns ALLIANCEBERNSTEIN EXCHANGE RESERVES		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A		0.06%	0.10%	1.36%
CLASS B		0.06%	0.07%	1.17%
CLASS C		0.06%	0.09%	1.29%
ADVISOR CLASS		0.06%	0.14%	1.57%
CLASS R	[1]	0.05%	0.09%	1.28%	Mar. 01, 2005
CLASS K	[1]	0.05%	0.11%	1.45%	Mar. 01, 2005
CLASS I	[1]	0.08%	0.20%	1.63%	Mar. 01, 2005
[1]	Inception Date for Class R, K, and I shares is 3/01/05. Performance information for periods prior to the inception of Class R, K, and I shares is the performance of the Fund's Class A shares as adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

You may obtain the most current seven-day yield information of the Fund by calling 800-221-5672 or your financial intermediary.